RELATED PARTY TRANSACTIONS (Notes)	3 Months Ended	12 Months Ended
	Mar. 31, 2016	Dec. 31, 2015
Related Party Transactions [Abstract]
RELATED PARTY TRANSACTIONS
Related Party Transactions

DFR Holdings—As of March 31, 2016 and December 31, 2015, DFR Holdings owned approximately 18.8 million of the Company’s shares which was approximately 74% of the Company's outstanding shares and 70% on a fully diluted basis (in each case including the Dissenting Shares (Note 10 and 16)). Accordingly, DFR Holdings received cash distributions from the Company (see Note 10). In addition, DFR Holdings also holds warrants which provide DFR Holdings the right to purchase 2.0 million voting common shares. These warrants are scheduled to expire on January 24, 2017.

Under the Company's consulting agreement with DFR Holdings, DFR Holdings provides CIFC with ongoing advisory services such as the participation in financial, tax and strategic planning/budgeting, investor interface, new product initiatives, fund raising and recruiting. During both the three months ended March 31, 2016 and 2015, the Company paid $2.0 million and expensed $0.5 million in connection with the consulting agreement.

In addition, pursuant to the Third Amended and Restated Stockholders Agreement with DFR Holdings dated December 2, 2013, the Company agreed to nominate to the Company's Board of Directors six directors designated by DFR Holdings (the "DFR Designees"). The number of directors that can be designated by DFR Holdings will be reduced in the event that DFR Holdings decreases its ownership (on a diluted basis) in CIFC. If DFR Holdings' ownership falls below 5%, it will lose the right to designate any director. During both the three months ended March 31, 2016 and 2015, the DFR Designees earned an aggregate $0.2 million related to their service as directors of CIFC.
Other—As of March 31, 2016 and December 31, 2015, a board member held $1.0 million of income notes in one of the Company's sponsored CLOs, CIFC Funding 2013-II, Ltd., through an entity in which he is a 50% equity holder.
Funds—All CIFC investments in credit funds are related party transactions (Note 2). As of both March 31, 2016 and December 31, 2015, key employees and directors of the Company (including related entities) invested an aggregate of $4.7 million in four CIFC managed Funds. Key employees are not charged management or incentive fees, where applicable, on their investment. Directors were charged management and/or incentive fees, where applicable, similar to certain other investors. For all periods presented in 2016 and 2015, these fees were de minimis.

Related Party Transactions

DFR Holdings—As of December 31, 2015 and 2014, DFR Holdings owned approximately 18.8 million of the Company’s shares. Accordingly, DFR Holdings received quarterly distributions from the Company (see Note 12). In addition, the DFR Warrants provide DFR Holdings the right to purchase 2.0 million voting common shares which were scheduled to expire on September 24, 2015. On September 24, 2015, the terms of the warrants were extended to January 24, 2017 in exchange for cash of $0.4 million (Note 12).

In August 2014, the Company entered into a consulting agreement with DFR Holdings whereby DFR Holdings agreed to provide CIFC with ongoing advisory services such as the participation in financial, tax and strategic planning/budgeting, investor interface, new product initiatives, fund raising and recruiting. During both the years ended December 31, 2015 and 2014, the Company expensed $2.0 million in connection with the consulting agreement.

In addition, pursuant to the Third Amended and Restated Stockholders Agreement with DFR Holdings dated December 2, 2013, the Company agreed to nominate to the Company's Board of Directors six directors designated by DFR Holdings (the "DFR Designees"). The number of directors that can be designated by DFR Holdings will be reduced in the event that DFR Holdings decreases its ownership (on a diluted basis) in CIFC. If DFR Holdings' ownership falls below 5%, it will lose the right to designate any director. During the years ended December 31, 2015 and 2014, the DFR Designees earned an aggregate $0.7 million and $0.8 million, respectively, related to their services as directors of CIFC.

Related party transactions in 2014 included $1.9 million of interest expense paid to DFR Holdings on the Convertible Notes which were subsequently converted into 4,132,231 shares.
Other—As of December 31, 2015 and 2014, a board member held $1.0 million of income notes in one of the Company's sponsored CLOs, CIFC Funding 2013-II, Ltd., through an entity in which he is a 50% equity holder.
Funds—All CIFC general partner's investments in credit funds are related party transactions (Note 2). As of December 31, 2015 and 2014, key employees and directors of the Company (including related entities) invested an aggregate of $4.7 million in four CIFC managed Funds. Key employees are not charged management or incentive fees, where applicable, on their investment. Directors were charged management and/or incentive fees, where applicable, similar to certain other investors. For all periods presented in 2015 and 2014, these fees were de minimis.

Investment in Wholly-Owned Subsidiaries of CIFC LLC—As part of the Reorganization Transaction, CIFC Corp. made a non-cash distribution in kind of certain of its subsidiary entities holding certain investment assets (e.g. investments in CLOs and Funds) to other wholly-owned subsidiaries of CIFC LLC. CIFC Corp. (i) made a non-cash distribution in kind of $110.0 million (of which $42.0 million was cash held by CIFC Corp.) and (ii) retained 85,000 non-voting Series A Preferred Units ("Preferred Units") issued by certain wholly-owned subsidiaries of CIFC LLC with a par value of $85.0 million. The Preferred Units will pay annual distributions of 3.5%, must be redeemed or retired by January 29, 2026, and at the election of the holder, are callable four years after issuance at par plus accrued and unpaid distributions. As of December 31, 2015, CIFC Corp.'s investment in the Preferred Units was reported in "Investment in wholly-owned subsidiaries of CIFC LLC" on the Consolidated Balance Sheet of CIFC Corp. This is an intercompany transaction and has been eliminated upon consolidation of CIFC LLC's Consolidated Financial Statements.
Senior Notes—During 2015, CIFC Corp. issued $40.0 million of Senior Notes which were fully and unconditionally guaranteed by CIFC LLC and certain subsidiaries (see Note 18).